Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other assets
Assets:
Available-for-sale securities	$ 281	$ 254
Other Current Assets
Assets:
Derivative financial instruments	241	1,249
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	39	7
Fair Value Measurements, Level 1 | Other assets
Assets:
Available-for-sale securities	281	254
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments	241	1,249
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 39	$ 7